Severance Pay Obligations, Net - Schedule of Amounts Recognized in the Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Severance pay obligations	$ 487	$ 391
Fair value of plan assets	324	292
Liability in the statements of financial position	$ 163	$ 99